OPERATING EXPENSES - Taxes and fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Turnover tax	$ (10,929)	$ (11,625)	$ (15,417)
Municipal taxes	(3,132)	(3,344)	(3,793)
Other taxes and fees	(8,959)	(10,060)	(9,292)
Total taxes and fees with the regulatory authority	$ (23,020)	$ (25,029)	$ (28,502)